Provisions and Contingent Liabilities - Additional Information (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of other provisions [line items]
Contingent tax liability		$ 6.6
Contingent liabilities		28.0	$ 16.7
United states securities and exchange commission [member]
Disclosure of other provisions [line items]
Payment made as disgorgement of profits		98.2
Brazilian Securities And Exchange Commission [member]
Disclosure of other provisions [line items]
Payment made as disgorgement of profits		20.0
Ministerio publico federal [member]
Disclosure of other provisions [line items]
Payment made as disgorgement of profits | R$	R$ 64.0
Department of justice - DOJ [member]
Disclosure of other provisions [line items]
Amount of penalty payable for misconduct		$ 107.3
Deferred prosecution agreement term	3 years	3 years